VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—2.0%
Cogeco Communications, Inc.	374,702	$ 17,344
Consumer Discretionary—9.9%
Best Buy Co., Inc.	118,417	8,226
Domino’s Pizza, Inc.	23,596	8,938
Ford Motor Co.	701,971	8,719
Fox Factory Holding Corp.(1)	79,085	7,836
JD.com, Inc. ADR	383,063	11,159
Li Ning Co., Ltd. Unsponsored ADR	78,001	8,104
Lululemon Athletica, Inc.(1)	22,736	8,767
Planet Fitness, Inc. Class A(1)	152,870	7,518
Puma SE Unsponsored ADR	1,340,713	8,326
Whirlpool Corp.	64,162	8,578
		86,171

Consumer Staples—2.8%
Target Corp.	70,472	7,792
Tyson Foods, Inc. Class A	333,564	16,842
		24,634

Energy—3.0%
Ovintiv, Inc.	379,724	18,064
TC Energy Corp.	243,915	8,393
		26,457

Financials—23.3%
Annaly Capital Management, Inc.	445,510	8,380
Capital One Financial Corp.	87,007	8,444
Citigroup, Inc.	226,131	9,301
Citizens Financial Group, Inc.	500,637	13,417
Commerce Bancshares, Inc.	276,333	13,258
East West Bancorp, Inc.	171,571	9,044
First Financial Bankshares, Inc.	337,791	8,485
Hamilton Lane, Inc. Class A	47,992	4,340
Hanover Insurance Group, Inc. (The)	77,649	8,617
Jack Henry & Associates, Inc.	56,265	8,504
Lakeland Financial Corp.	165,217	7,841
MarketAxess Holdings, Inc.	34,574	7,386
MSCI, Inc. Class A	16,765	8,602
Nasdaq, Inc.	187,333	9,103
NN Group N.V. Unsponsored ADR	500,000	7,985
PayPal Holdings, Inc.(1)	145,263	8,492
PNC Financial Services Group, Inc. (The)	144,661	17,760
T. Rowe Price Group, Inc.	82,860	8,690
Truist Financial Corp.	634,551	18,155
U.S. Bancorp	514,082	16,996
		202,800

Health Care—10.8%
Agilent Technologies, Inc.	77,066	8,618
	Shares	Value

Health Care—continued
Bio-Rad Laboratories, Inc. Class A(1)	21,657	$ 7,763
Charles River Laboratories International, Inc.(1)	41,996	8,230
Edwards Lifesciences Corp.(1)	184,819	12,804
Humana, Inc.	28,563	13,896
IQVIA Holdings, Inc.(1)	42,114	8,286
Teleflex, Inc.	41,314	8,115
Veeva Systems, Inc. Class A(1)	42,059	8,557
Waters Corp.(1)	32,289	8,854
Zoetis, Inc. Class A	48,575	8,451
		93,574

Industrials—10.1%
Allegion plc	79,281	8,261
Genpact Ltd.	394,293	14,273
L3Harris Technologies, Inc.	53,312	9,283
MonotaRO Co., Ltd. Unsponsored ADR	1,730,807	18,364
Paycom Software, Inc.	16,025	4,155
Paylocity Holding Corp.(1)	23,392	4,250
RB Global, Inc.	69,183	4,324
Stanley Black & Decker, Inc.	95,702	7,999
Toro Co. (The)	111,002	9,224
TransUnion	113,070	8,117
		88,250

Information Technology—6.1%
Enphase Energy, Inc.(1)	18,482	2,221
Globant S.A.(1)	43,866	8,679
Keysight Technologies, Inc.(1)	62,100	8,216
Nice Ltd. Sponsored ADR(1)	99,079	16,843
Skyworks Solutions, Inc.	79,654	7,853
Teledyne Technologies, Inc.(1)	23,437	9,576
		53,388

Materials—8.0%
Ball Corp.	162,208	8,075
Celanese Corp. Class A	69,662	8,744
Eastman Chemical Co.	111,004	8,516
FMC Corp.	119,828	8,025
Kaiser Aluminum Corp.	120,615	9,077
Sealed Air Corp.	280,216	9,208
Stepan Co.	117,977	8,845
Tronox Holdings plc	657,647	8,839
		69,329

Real Estate—13.9%
Alexandria Real Estate Equities, Inc.	172,216	17,239
Crown Castle, Inc.	139,826	12,868
Equity Residential	141,646	8,316
Essex Property Trust, Inc.	39,210	8,316
Invitation Homes, Inc.	265,704	8,420
Mid-America Apartment Communities, Inc.	129,601	16,673
	Shares	Value

Real Estate—continued
National Storage Affiliates Trust	285,757	$ 9,070
Rexford Industrial Realty, Inc.	351,717	17,357
SBA Communications Corp. Class A	67,188	13,449
Sun Communities, Inc.	77,664	9,191
		120,899

Utilities—8.3%
ENN Energy Holdings Ltd. Unsponsored ADR	494,462	16,248
Essential Utilities, Inc.	239,473	8,221
Eversource Energy	292,050	16,983
UGI Corp.	727,058	16,722
Xcel Energy, Inc.	246,302	14,094
		72,268

Total Common Stocks (Identified Cost $926,835)		855,114

Total Long-Term Investments—98.2% (Identified Cost $926,835)		855,114

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(2)	3,665,217	3,665
Total Short-Term Investment (Identified Cost $3,665)		3,665

TOTAL INVESTMENTS—98.6% (Identified Cost $930,500)		$858,779
Other assets and liabilities, net—1.4%		12,272
NET ASSETS—100.0%		$871,051

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Country Weightings†
United States	81%
Canada	5
Cayman Islands	3
Bermuda	2
Israel	2
Japan	2
China	1
Other	4
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$855,114	$855,114
Money Market Mutual Fund	3,665	3,665
Total Investments	$858,779	$858,779
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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